EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

	December 31, 2019		December 31, 2018
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	40,353,101	70,000,000	40,295,078

Number of
shares

Balance as of January 1, 2018	40,262,819

Issue of shares	-
Exercise of options into shares	8,686
Exercise of restricted shares	23,573
Balance as of December 31, 2018	40,295,078

Issue of shares
Exercise of options into shares	13,133
Exercise of restricted shares	44,890

Balance as of December 31, 2019	40,353,101